TAXES - Company's Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Reconciles the statutory rates, Percent
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of favorable income tax rate in the PRC	(1.40%)	7.40%	(2.60%)
Tax rate difference in jurisdictions other than PRC	(23.50%)	(18.70%)	(19.50%)
R&D credit	(0.50%)	(9.70%)	1.80%
Effect of NOL carryforward	0.00%
Deferred tax provision	(0.90%)	26.80%
Deferred tax allowance	0.00%		(6.10%)
Permanent difference	(0.10%)	(1.80%)	(1.40%)
Effective tax rate	(1.40%)	29.00%	(2.80%)